CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES	9 Months Ended
Sep. 30, 2025
Critical Judgements And Estimation Uncertainties
CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES

NOTE 4 – CRITICAL JUDGEMENTS AND ESTIMATION UNCERTAINTIES

The preparation of the Company’s financial statements and applying its accounting policies requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, as well as the disclosure of contingent liabilities. Uncertainty about these judgments, assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods as revisions to accounting estimates are recognized prospectively.

The judgements, key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Share-based compensation

The fair value of share-based compensation in stock options is calculated using the Black-Scholes model. The main assumptions used in the model include the estimated life of the option, the expected volatility of the Company’s share price, and the risk-free rate of interest. The resulting value calculated is not necessarily the value that the holder of the option could receive in an arm’s-length transaction.

Impairment of mineral properties

Management applies significant judgment in its assessment of mineral properties and whether there are any indications of impairment. The Company considers both internal and external sources of information when making the impairment assessment. External sources of information considered are changes in the Company’s economic, legal and regulatory environment, which it does not control, but affects the recoverability of its mining assets. Internal sources of information the Company considers include the manner in which mining properties are expected to be used and indications of economic performance.

Warrant and option liability

The fair value of the warrant and option liability is calculated using the Black-Scholes model. The main assumptions used in the model include the estimated life of the warrant and option, the expected volatility of the Company’s share price, and the risk-free rate of interest. The resulting value calculated is not necessarily the value that the holder of the warrant or option could receive in an arm’s-length transaction.